SCHEDULE OF OTHER EXPENSES (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Notes and other explanatory information [abstract]
Share issue costs	$ 60,179		$ 1,254,629
Write off of accounts (payable) receivable	40,409		(8,424)
Gain on settlement of debt				(26,193)
Other	(3,307)		(9,036)	424
Total Other expenses	$ 97,281		$ 1,237,169	$ (25,769)